UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest for income
exempt from federal
and state taxes.

The Tax-Exempt Fund of Maryland® The Tax-Exempt Fund of Virginia® Annual reports for the year ended July 31, 2014

The Tax-Exempt Fund of Maryland seeks a high level of current income free from regular federal and Maryland state income taxes. Additionally, the fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia seeks a high level of current income free from regular federal and Virginia state income taxes. Additionally, the fund seeks to preserve capital.

These funds are two of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014 (the most recent calendar quarter-end):

Class A shares		1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	0.32%	4.35%	3.40%
	The Tax-Exempt Fund of Virginia	0.74%	4.08%	3.52%
At net asset value	The Tax-Exempt Fund of Maryland	4.24%	5.15%	3.80%
	The Tax-Exempt Fund of Virginia	4.67%	4.87%	3.92%

For other share class results, visit americanfunds.com.

The total annual fund operating expense ratios are 0.70% for The Tax-Exempt Fund of Maryland and 0.67% for The Tax-Exempt Fund of Virginia for Class A shares as of the prospectus dated October 1, 2014 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The funds’ 30-day yields for Class A shares as of August 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, were 1.68% for The Tax-Exempt Fund of Maryland and 1.67% for The Tax-Exempt Fund of Virginia. (For investors in the 48.47% Maryland tax bracket and the 46.65% Virginia tax bracket, this is equivalent to taxable yields of 3.26% for The Tax-Exempt Fund of Maryland and 3.13% for The Tax-Exempt Fund of Virginia.) The funds’ 12-month distribution rates for Class A shares as of that date were 3.10% and 3.03%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

All investments are subject to certain risks. The value of shares of the funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal for bond funds is not guaranteed. Additionally, each fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Cover: The Woodrow Wilson Bridge at sunset, taken from Rosalie Island, MD.

The funds’ portfolios are
conservatively positioned
and broadly diversified
among various sectors.

Contents

1	Letter to investors

Fund reviews
4	The Tax-Exempt Fund of Maryland
5	The Tax-Exempt Fund of Virginia

Summary investment portfolios
6	The Tax-Exempt Fund of Maryland
13	The Tax-Exempt Fund of Virginia

Financial statements
11	The Tax-Exempt Fund of Maryland
18	The Tax-Exempt Fund of Virginia

34	Board of trustees and other officers

Fellow investors:

The municipal bond market rebounded during the fiscal year ended July 31, 2014, as tax-exempt securities made a strong rally after a broad selloff last summer. Mixed economic data in the U.S. and concerns about geopolitical conflict abroad contributed to the rally, as did relatively attractive valuations and a favorable supply-demand imbalance.

For the 12-month period, The Tax-Exempt Fund of Maryland (the Maryland fund) and The Tax-Exempt Fund of Virginia (the Virginia fund, and together with the Maryland fund, the funds) had total returns of 4.83% and 5.57%, respectively, with all dividends reinvested, which compared favorably to their peer group averages. The Maryland fund distributed tax-free income dividends of approximately 52 cents a share, and the Virginia fund approximately 53 cents a share. Neither fund made capital gain distributions.

During the period, the Maryland fund’s tax-exempt income return, with dividends reinvested, was 3.34%, which is equivalent to a 6.48% taxable return if you are in the highest combined federal, state and local tax bracket of 48.47%. If you took your dividends in cash, your income return was 3.29%, the equivalent of a 6.38% taxable income return. For the same period, the Virginia fund’s tax-exempt income return, with dividends reinvested, was 3.28%, which is equivalent to a 6.15% taxable return if you are in the highest combined federal and state tax bracket of 46.65%. If you took your dividends in cash, your income return was 3.23%, the equivalent of a 6.05% taxable income return.

The table below highlights the funds’ average annual total returns over longer periods against their respective indexes — the Barclays Maryland Municipal Index and the Barclays Virginia Municipal Index —

Results at a glance

Average annual total returns for periods ended July 31, 2014,

with all distributions reinvested

	1 year	5 years	10 years

The Tax-Exempt Fund of Maryland (Class A shares)	4.83%	4.76%	3.70%
Barclays Maryland Municipal Index*	5.71	4.35	4.42
Lipper Maryland Municipal Debt Funds Average	4.00	4.64	3.59

The Tax-Exempt Fund of Virginia (Class A shares)	5.57	4.56	3.81
Barclays Virginia Municipal Index*	7.15	4.57	4.58
Lipper Virginia Municipal Debt Funds Average	5.22	4.61	3.69

* The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The American Funds Tax-Exempt Series І	1

and peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

Economic and market overview

The period began in the midst of a broad bond market downturn, as investors generally fled fixed-income securities in anticipation that the Federal Reserve would soon begin tapering its bond-purchasing program and interest rates would rise. By September, however, a turnaround in the U.S. Treasury market and attractive yields for many types of tax-exempt bonds helped spark a broader rally in the municipal market. The Fed delayed its tapering until December 2013, providing investors with a sigh of relief.

In early 2014, equities stalled amid weather-related weakness in the U.S. economy and growing tensions in Ukraine and the Middle East. Against this turbulent backdrop in global markets, investors sought the relative safety of municipal securities and other bonds. The Barclays Municipal Bond Index, a broad measure of the tax-exempt bond market, recorded a 7.27% gain during the fiscal year while the Barclays U.S. Aggregate Index, a broad measure of the taxable fixed-income market, gained 3.97%. Municipal bonds delivered stronger returns than many types of taxable bonds as a result of attractive valuations for tax-exempt bonds in absolute terms and relative to Treasury securities.

Furthermore, attractive supply-and-demand dynamics provided an additional tailwind for the municipal market. After strong outflows through much of 2013, municipal bond funds broadly have had positive flows in 2014, which helped bolster the rally. As demand increased, however, the supply of municipal bonds declined. For the first seven months of 2014, issuance was down 15% compared with the same period in 2013.

While Detroit’s bankruptcy and the ongoing problems in Puerto Rico received considerable attention and impacted the market last year, investors have generally looked beyond developments in these two areas this year, even as credit rating agencies downgraded Puerto Rico’s debt to below investment grade (rated BB/Ba and below). We remind investors that the municipal bond market is vast and diverse and the challenges faced by Detroit and Puerto Rico have had a minimal impact on the highest quality bonds that make up the backbone of the market.

The funds’ exposure to Puerto Rico’s bonds, which offer triple-tax-exempt status, held back results, especially later in the fiscal year. As valuations became more interesting in Puerto Rico, we sought investment opportunities there, taking a very selective approach and recognizing that not all securities issued by the island commonwealth are the same.

Maryland and Virginia economies

The economies of Maryland and Virginia have historically benefited from the

2	The American Funds Tax-Exempt Series І

stability provided by their strong ties to the federal government in nearby Washington, D.C. However, these ties could end up hurting them as political pressure to cut federal spending remains high. The unemployment rates in both states were higher earlier in the fiscal year but have since fallen — to 5.8% in Maryland and 5.3% in Virginia as of June 30 — in part because people gave up looking for work as employers continued to assess the impact of the government sequestration.

Governments in both Maryland and Virginia also passed new state budgets earlier this year after months of debate among lawmakers. The Maryland General Assembly approved a $39 billion budget that increased state spending by about 3% and avoided deep cuts after a drop in estimated revenues. Meanwhile, in Virginia, state legislators averted a government shutdown by finalizing a two-year, $96 billion budget.

The funds’ portfolios

Both funds continue to hold a high percentage of high-quality, investment-grade bonds rated BBB/Baa or better. The funds’ portfolios are conservatively positioned and broadly diversified among various sectors, with managers favoring revenue bonds over general obligation bonds. Returns for revenue bonds, which support infrastructure and other essential projects, generally exceeded those of general obligation bonds. Municipal bonds related to transportation projects and hospitals were among those with the strongest returns, while electric-related municipal bonds tended to lag the broader market.

Meanwhile, bonds with longer maturities fared better than those with shorter maturities and lower-rated securities outpaced those with higher quality. As interest rates declined over the period, investors gained confidence and increasingly sought opportunities for yield. The funds’ portfolio managers maintained relatively short duration positions during the year, which proved to be a drag on results. However, strong credit selection driven by our disciplined research effort helped the funds’ results.

Going forward

U.S. economic activity continues to accelerate, albeit at a modest pace; as growth continues to pick up, inflation is also likely to increase. Given these circumstances, and with the Fed winding down its bond-buying program, we expect interest rates to rise over time. In this environment, bond returns may be muted; however, there are likely to be periods of uncertainty when fixed-income securities will rally.

Any rise in rates is likely to be gradual, providing long-term investors with opportunities to reinvest proceeds from bonds reaching maturity into less expensive bonds at higher yields. Furthermore, the fiscal and economic outlook for many states and municipalities has improved substantially in recent months. While we maintain a conservative approach to the market, we believe that through hard work and disciplined research we can continue to find opportunities to invest in bonds with attractive valuations that offer solid income. We also continue to seek a careful balance between risk and potential return in the funds’ holdings.

We are grateful for the confidence you have placed in us, and we look forward to reporting back to you again in six months.

Sincerely,

Paul F. Roye

Vice Chairman of the Board

Brenda S. Ellerin
President

September 10, 2014

For current information about the funds, visit americanfunds.com.

The American Funds Tax-Exempt Series І	3

The Tax-Exempt Fund of Maryland

How a $10,000 investment has grown

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	Results at net asset value (not including sales charge), with distributions reinvested.
[5]	Results reflect fund expenses but do not reflect any sales charges.
[6]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The results shown are before taxes on fund distributions and sale of fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income in the chart to determine your federal, state and local tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Maryland fund’s 3.12% tax-free distribution rate† as of July 31, 2014.

				... then your	The 3.12%
				combined federal,	distribution rate
If your taxable income is ...				state and local	is equivalent to a
Single		Married filing jointly		tax rate is ...	taxable rate of ...
$3,001 –	9,075	$3,001 –	18,150	17.16%	3.77%
9,076 –	36,900	18,151 –	73,800	21.76	3.99
36,901 –	89,350	73,801 –	148,850	30.96	4.52
89,351 –	100,000	148,851 –	150,000	33.72	4.71
100,001 –	125,000	150,001 –	175,000	33.90	4.72
125,001 –	150,000	175,001 –	225,000	34.08	4.73
150,001 –	186,350	225,001 –	226,850	34.26	4.75
186,351 –	250,000	226,851 –	300,000	42.30	5.41
250,001 –	405,100	300,001 –	405,100	42.46	5.42
405,101 –	406,750	405,101 –	457,600	44.28	5.60
over 406,750		over 457,600		48.47	6.05

*	Based on 2014 federal, 2014 state and 2014 local tax rates (state rates from 4.75% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets; maximum local tax rate of 3.20%). The combined federal, state and local tax rates are “effective” tax rates, reflecting the deductibility of applicable state and local taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014.

Based on 2014 federal tax rates. For the 2014 calendar year there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). As such, taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.

4	The American Funds Tax-Exempt Series І

The Tax-Exempt Fund of Virginia

How a $10,000 investment has grown

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	Results at net asset value (not including sales charge), with distributions reinvested.
[5]	Results reflect fund expenses but do not reflect any sales charges.
[6]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The results shown are before taxes on fund distributions and sale of fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income in the chart to determine your federal and state tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Virginia fund’s 3.04% tax-free distribution rate† as of July 31, 2014.

				... then your	The 3.04%
				combined federal	distribution rate
If your taxable income is ...				and state	is equivalent to a
Single		Married filing jointly		tax rate is ...	taxable rate of ...
$3,001 –	5,000	$3,001 –	5,000	12.70%	3.48%
5,001 –	9,075	5,001 –	17,000	14.50	3.56
–		17,001 –	18,150	15.18	3.58
9,076 –	17,000	–		19.25	3.76
17,001 –	36,900	18,151 –	73,800	19.89	3.79
36,901 –	89,350	73,801 –	148,850	29.31	4.30
89,351 –	186,350	148,851 –	226,850	32.14	4.48
186,351 –	405,100	226,851 –	405,100	40.43	5.10
405,101 –	406,750	405,101 –	457,600	42.32	5.27
over 406,750		over 457,600		46.65	5.70

*	Based on 2014 federal and 2014 state tax rates (state rates from 3.00% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The combined federal and state tax rates are “effective” tax rates, reflecting the deductibility of applicable state taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2014.

Based on 2014 federal tax rates. For the 2014 calendar year there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). As such, taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.

The American Funds Tax-Exempt Series І	5

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2014

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 91.44%	Principal amount (000)	Value (000)
Maryland 80.09%

State issuers 43.67%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	$470	$483
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,345	2,459
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	245	249
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,034
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	1,195	1,260
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,364
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	753
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	266
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,204
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	1,015
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	2,215	2,215
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,996
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,056
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,418
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021 (preref. 2018)	2,000	2,323
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,550
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023 (preref. 2019)	2,000	2,369
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,619
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,360
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,536

6	The American Funds Tax-Exempt Series І

	Principal amount	Value
	(000)	(000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	$2,000	$2,319
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	786
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,243
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	494
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,301
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,068
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,803
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,364
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,593
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,920
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,849
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,516
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,104
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,657
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	270
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	425
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	373
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	692
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	336
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	166
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	246
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,251
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,561
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,767
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,147
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,308
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,277
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,768
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,462
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,175
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,113
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,691
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,355
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,764
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,580
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,169

The American Funds Tax-Exempt Series І	7

The Tax-Exempt Fund of Maryland

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)

State issuers (continued)
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	$1,000	$1,166
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,085
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,928
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,417
Other securities		24,553
		138,870

City & county issuers 36.42%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,056
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	1,930	1,991
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	1,312	1,349
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,206
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,212
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,403
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,398
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,716
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,039
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,673
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,611
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,094
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,243
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,323
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,158
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,675
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,221
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,023
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,511
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,958
Howard County Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,504
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,447
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,672
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,064
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	771
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,356
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,505	3,831
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	975	1,100
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	290	294
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,124
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,485
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,389
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,666
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,660
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,264
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,069
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	497	503
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,534

8	The American Funds Tax-Exempt Series І

	Principal amount	Value
	(000)	(000)
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	$725	$774
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,752
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,620
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,548	3,558
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,610
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,733
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,041
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	2,250	2,266
Other securities		20,139
		115,807

District of Columbia 1.45%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,315
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,302
		4,617

Puerto Rico 6.46%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,369
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,272
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	60
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	616
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,152
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	279
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	379
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	802
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
Other securities		9,208
		20,527

Other 3.44%
Other securities		10,946
Total bonds, notes & other debt instruments (cost: $279,254,000)		290,767

Short-term securities 6.86%

Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B, JPMorgan Chase LOC, 0.07% 2035[1]	5,300	5,300
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.05% 2041[1]	8,070	8,070
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.05% 2026[1]	2,850	2,850
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.06% 2026[1]	5,105	5,105
Other securities		500

Total short-term securities (cost: $21,825,000)		21,825
Total investment securities 98.30% (cost: $301,079,000)		312,592
Other assets less liabilities 1.70%		5,402

Net assets 100.00%		$317,994

The American Funds Tax-Exempt Series І	9

The Tax-Exempt Fund of Maryland

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

10	The American Funds Tax-Exempt Series І

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities
at July 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $301,079)		$312,592
Cash		2,005
Receivables for:
Sales of investments	$883
Sales of fund’s shares	485
Interest	2,925	4,293
		318,890
Liabilities:
Payables for:
Repurchases of fund’s shares	362
Dividends on fund’s shares	125
Investment advisory services	50
Business management services	39
Services provided by related parties	114
Trustees’ deferred compensation	102
Other	104	896
Net assets at July 31, 2014		$317,994

Net assets consist of:
Capital paid in on shares of beneficial interest		$312,372
Distributions in excess of net investment income		(58)
Accumulated net realized loss		(5,833)
Net unrealized appreciation		11,513
Net assets at July 31, 2014		$317,994

  (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (19,923 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$250,950	15,723	$15.96
Class B	704	44	15.96
Class C	31,364	1,965	15.96
Class F-1	16,064	1,006	15.96
Class F-2	18,912	1,185	15.96

See Notes to Financial Statements

The American Funds Tax-Exempt Series І	11

The Tax-Exempt Fund of Maryland

Financial statements

Statement of operations
for the year ended July 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$12,734

Fees and expenses*:
Investment advisory services	$624
Business management services	489
Distribution services	1,029
Transfer agent services	131
Administrative services	59
Reports to shareholders	40
Registration statement and prospectus	12
Trustees’ compensation	51
Auditing and legal	59
Custodian	1
State and local taxes	15
Other	16	2,526
Net investment income		10,208

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(2,265)
Net unrealized appreciation on investments		6,773
Net realized loss and unrealized appreciation on investments		4,508

Net increase in net assets resulting from operations		$14,716

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2014	2013
Operations:
Net investment income	$10,208	$11,515
Net realized (loss) gain on investments	(2,265)	1,623
Net unrealized appreciation (depreciation) on investments	6,773	(19,768)
Net increase (decrease) in net assets resulting from operations	14,716	(6,630)

Dividends paid or accrued to shareholders from net investment income	(10,287)	(11,493)

Net capital share transactions	(35,358)	(16,326)

Total decrease in net assets	(30,929)	(34,449)

Net assets:
Beginning of year	348,923	383,372
End of year (including distributions in excess of and undistributed net investment income: $(58) and $101, respectively)	$317,994	$348,923

See Notes to Financial Statements

12	The American Funds Tax-Exempt Series І

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2014

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 89.60%	Principal amount (000)	Value (000)
Virginia 74.42%

State issuers 26.83%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	$1,000	$1,128
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,389
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	680	746
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016 (escrowed to maturity)	5	5
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	990	1,141
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	10	12
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,480	2,786
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	20	23
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,621
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,157
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,857
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,190
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,752
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,395
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,286
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,046
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,027
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	765	766
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,064
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,212
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,051
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,049
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,343

The American Funds Tax-Exempt Series І	13

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)

State issuers (continued)
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	$2,000	$2,289
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018 (preref. 2015)	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,219
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,081
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,138
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,138
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,178
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	928
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,177
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,343
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	2,954
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,830
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,698
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,034
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,738
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,726
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	1,790	1,970
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017 (preref. 2016)	315	348
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,770
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	970	1,099
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	30	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,134
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,119
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,191
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,415	1,680
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	35	43
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,207
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020	830	954
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	25	29
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023	2,110	2,417
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	60	70
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,164
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,296
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	5,000	5,392
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	1,440	1,500
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,091
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	4,755	3,172
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,331
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,154
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,149
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,414
Other securities		20,739
		123,153

City & county issuers 47.59%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,474
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,668
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,225
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,911
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,932
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	439

14	The American Funds Tax-Exempt Series І

	Principal amount	Value
	(000)	(000)
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	$6,355	$7,008
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,664
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,066
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028 (preref. 2015)	2,615	2,700
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024 (preref. 2016)	3,795	4,114
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,000	2,052
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,547
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,694
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,338
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	2,000	2,156
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,110
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,117
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,336
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,663
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,834
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,137
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,798
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,494
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,168
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,186
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,927
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,120
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,177
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	610
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,379
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,132
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,217
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,108
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,236
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,168
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,184
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,164
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,212
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,283
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,250
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,439
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	2,000	2,299
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,416
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,072
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,647

The American Funds Tax-Exempt Series І	15

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)

City & county issuers (continued)
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	$3,400	$3,652
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	541
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,141
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,988
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,176
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,031
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,341
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	2,369	2,391
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,071
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.875% 2033 (put 2019)	3,000	3,034
Other securities		89,097
		218,496

District of Columbia 6.31%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,954
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,251
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,228
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,315
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,048
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,975
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019 (preref. 2014)	1,000	1,008
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,145
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,147
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,403
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,113
Other securities		1,151
		28,977

Guam 2.98%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,250	2,470
Other securities		11,230
		13,700

Puerto Rico 5.20%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	1,889
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,000	754
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	746
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	500	342
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	684
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	750	529
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	3,038
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,152

16	The American Funds Tax-Exempt Series І

	Principal amount	Value
	(000)	(000)
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	$2,465	$1,778
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	706
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	379
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	762
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
Other securities		8,713
		23,862

Virgin Islands 0.69%
Other securities		3,187
Total bonds, notes & other debt instruments (cost: $392,861,000)		411,375

Short-term securities 8.05%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.05% 2026[2]	3,200	3,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.05% 2026[2]	8,265	8,265
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.05% 2036[2]	13,900	13,900
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.07% 2026[2]	2,200	2,200
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 0.04% 2038[2]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.06% 2035[2]	1,040	1,040
Other securities		3,340

Total short-term securities (cost: $36,945,000)		36,945
Total investment securities 97.65% (cost: $429,806,000)		448,320
Other assets less liabilities 2.35%		10,768

Net assets 100.00%		$459,088

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

The American Funds Tax-Exempt Series І	17

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities
at July 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $429,806)		$448,320
Cash		7,200
Receivables for:
Sales of investments	$350
Sales of fund’s shares	303
Interest	5,048	5,701
		461,221
Liabilities:
Payables for:
Purchases of investments	1,208
Repurchases of fund’s shares	408
Dividends on fund’s shares	120
Investment advisory services	73
Business management services	57
Services provided by related parties	161
Trustees’ deferred compensation	102
Other	4	2,133
Net assets at July 31, 2014		$459,088

Net assets consist of:
Capital paid in on shares of beneficial interest		$443,459
Undistributed net investment income		264
Accumulated net realized loss		(3,149)
Net unrealized appreciation		18,514
Net assets at July 31, 2014		$459,088

  (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (27,265 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$360,526	21,411	$16.84
Class B	1,172	70	16.84
Class C	35,121	2,086	16.84
Class F-1	23,327	1,385	16.84
Class F-2	38,942	2,313	16.84

See Notes to Financial Statements

18	The American Funds Tax-Exempt Series І

Statement of operations
for the year ended July 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$17,717
Fees and expenses*:
Investment advisory services	$865
Business management services	676
Distribution services	1,329
Transfer agent services	192
Administrative services	84
Reports to shareholders	41
Registration statement and prospectus	11
Trustees’ compensation	51
Auditing and legal	59
Custodian	1
State and local taxes	1
Other	16	3,326
Net investment income		14,391

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(2,699)
Net unrealized appreciation on investments		12,124
Net realized loss and unrealized appreciation on investments		9,425

Net increase in net assets resulting from operations		$23,816

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31
	2014	2013
Operations:
Net investment income	$14,391	$15,194
Net realized loss on investments	(2,699)	(251)
Net unrealized appreciation (depreciation) on investments	12,124	(29,032)
Net increase (decrease) in net assets resulting from operations	23,816	(14,089)

Dividends paid or accrued to shareholders from net investment income	(14,312)	(15,177)

Net capital share transactions	(32,394)	7,315

Total decrease in net assets	(22,890)	(21,951)

Net assets:
Beginning of year	481,978	503,929
End of year (including undistributed net investment income: $264 and $255, respectively)	$459,088	$481,978

See Notes to Financial Statements

The American Funds Tax-Exempt Series І	19

Notes to financial statements

1. Organization

The American Funds Tax-Exempt Series I (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland (the “Maryland fund”) and The Tax-Exempt Fund of Virginia (the “Virginia fund,” and, together with the Maryland fund, the “funds”). Each fund seeks a high level of current income exempt from regular federal and its respective state income taxes. Additionally, each fund seeks to preserve capital.

Each fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are available only to limited categories of investors. The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Class B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends to shareholders are declared daily after the determination of the funds’ net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

20	The American Funds Tax-Exempt Series І

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of the funds’ assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2014, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia — Because the funds invest primarily in securities of issuers in the state of Maryland or Virginia, the funds are more susceptible to factors adversely affecting issuers of the respective state’s securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. Both states are

The American Funds Tax-Exempt Series І	21

affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government, education, health services, retail trade, finance, insurance and real estate sectors. Virginia’s economy is largely dependent on the government and service sectors, manufacturing, wholesale and retail trade, financial services, insurance and real estate. To the extent there are changes to any of these sectors, the funds may be adversely impacted.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the funds may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt instruments held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

22	The American Funds Tax-Exempt Series І

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2014, neither fund had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither fund incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2010.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

During the year ended July 31, 2014, the Maryland fund reclassified $3,000 from capital paid in on shares of beneficial interest to distributions in excess of net investment income and $83,000 from distributions in excess of net investment income to accumulated net realized loss to align financial reporting with tax reporting. The Virginia fund reclassified $1,000 from capital paid in on shares of beneficial interest to undistributed net investment income and $71,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of July 31, 2014, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Maryland fund
Undistributed tax-exempt income		$131
Capital loss carryforward*:
No expiration	$(3,087)
Expiring 2018	(2,271)
Expiring 2019	(73)	(5,431)
Gross unrealized appreciation on investment securities		14,235
Gross unrealized depreciation on investment securities		(2,986)
Net unrealized appreciation on investment securities		11,249
Cost of investment securities		301,343

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Virginia fund
Undistributed tax-exempt income	$122
Capital loss carryforward†	(3,014)
Gross unrealized appreciation on investment securities	24,232
Gross unrealized depreciation on investment securities	(5,489)
Net unrealized appreciation on investment securities	18,743
Cost of investment securities	429,577

†	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The American Funds Tax-Exempt Series І	23

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

Maryland fund

	Year ended July 31
Share class	2014	2013
Class A	$8,325	$9,319
Class B	26	43
Class C	854	971
Class F-1	523	554
Class F-2	559	606
Total	$10,287	$11,493

Virginia fund

	Year ended July 31
Share class	2014	2013
Class A	$11,445	$12,159
Class B	36	55
Class C	847	950
Class F-1	918	1,099
Class F-2	1,066	914
Total	$14,312	$15,177

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, American Funds Service Company® (“AFS”), the funds’ transfer agent, and Washington Management Corporation (“WMC”), the fund’s business manager. CRMC, AFD, AFS and WMC are considered related parties to the funds.

Investment advisory services — Each fund had an investment advisory agreement with CRMC that provided for monthly fees accrued daily. For the year ended July 31, 2014, these fees were based on an annual rate of 0.165% on the first $60 million of each fund’s daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provided for monthly fees, accrued daily, of 1.65% of each fund’s monthly gross income. Effective August 1, 2014, the board of trustees approved an investment advisory and service agreement with CRMC based on annual rates of 0.300%, 0.210% and 0.180% on the first $60 million, the amount over $60 million and the amount over $1 billion, respectively, of each fund’s daily net assets. The agreement also provides for monthly fees, accrued daily, of 3.00% of the first $3,333,333 of each fund’s monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended July 31, 2014, the investment advisory services fee was $624,000 and $865,000, which was equivalent to an annualized rate of 0.194% and 0.190% of average daily net assets for the Maryland and Virginia funds, respectively.

Business management services — Each fund had a business management agreement with WMC. Under this agreement, WMC provided services necessary to carry on the funds’ general administrative and corporate affairs. These services encompassed matters relating to general corporate governance, regulatory compliance and monitoring of the funds’ contractual service providers, including custodian operations, shareholder services and fund share distribution functions. For the year ended July 31, 2014, the agreement provided for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each fund’s monthly gross income. For the year ended July 31, 2014, the business management services fee was $489,000 and $676,000, which was equivalent to an annualized rate of 0.152% and 0.149% of average daily net assets for the Maryland and Virginia funds, respectively. The business management agreement with WMC expired on July 31, 2014, and was not renewed.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are further described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with plan limits of 0.25% for Class A shares and 1.00% for Class B and C shares. For Class F-1 shares, each fund’s plan limit is 0.50% of which 0.25% is

24	The American Funds Tax-Exempt Series І

currently the approved limit. All share classes with a plan may use up to 0.25% of each fund’s average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2014, unreimbursed expenses subject to reimbursement totaled $67,000 for the Maryland fund and $163,000 for the Virginia fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares of each fund pay an annual fee of 0.01% and Class C and F shares of each fund pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2014, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Maryland fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$635	$82	$26
Class B	10	1	Not applicable
Class C	342	11	17
Class F-1	42	18	8
Class F-2	Not applicable	19	8
Total class-specific expenses	$1,029	$131	$59

Virginia fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$892	$108	$36
Class B	14	1	Not applicable
Class C	349	11	17
Class F-1	74	36	15
Class F-2	Not applicable	36	16
Total class-specific expenses	$1,329	$192	$84

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation of $51,000 each for the Maryland fund and the Virginia fund, shown on the accompanying financial statements, includes $39,000 in current fees for each fund (either paid in cash or deferred) and a net increase of $12,000 for each fund in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD, AFS or WMC. No affiliated officers or trustees received any compensation directly from the funds.

The American Funds Tax-Exempt Series І	25

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Maryland fund

	Sales*				Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount		Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$19,821		1,253		$7,533	477	$(53,931)	(3,432)	$(26,577)	(1,702)
Class B	—	†	—	†	25	1	(743)	(47)	(718)	(46)
Class C	2,517		159		753	48	(11,651)	(741)	(8,381)	(534)
Class F-1	5,508		351		490	31	(7,082)	(450)	(1,084)	(68)
Class F-2	9,725		616		519	33	(8,842)	(563)	1,402	86

Total net increase (decrease)	$37,571		2,379		$9,320	590	$(82,249)	(5,233)	$(35,358)	(2,264)

Year ended July 31, 2013

Class A	$33,275		2,019		$8,426	514	$(57,118)	(3,499)	$(15,417)	(966)
Class B	44		3		38	2	(765)	(46)	(683)	(41)
Class C	8,644		524		839	51	(9,380)	(573)	103	2
Class F-1	5,818		353		537	33	(8,259)	(503)	(1,904)	(117)
Class F-2	9,068		548		555	34	(8,048)	(490)	1,575	92
Total net increase (decrease)	$56,849		3,447		$10,395	634	$(83,570)	(5,111)	$(16,326)	(1,030)

Virginia fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$37,668	2,265	$10,439	628	$(70,566)	(4,279)	$(22,459)	(1,386)
Class B	8	1	32	2	(651)	(39)	(611)	(36)
Class C	5,199	312	776	47	(10,019)	(607)	(4,044)	(248)
Class F-1	6,818	412	898	54	(22,067)	(1,332)	(14,351)	(866)
Class F-2	18,923	1,138	1,007	61	(10,859)	(660)	9,071	539
Total net increase (decrease)	$68,616	4,128	$13,152	792	$(114,162)	(6,917)	$(32,394)	(1,997)

Year ended July 31, 2013

Class A	$71,888	4,137	$11,069	640	$(77,975)	(4,539)	$4,982	238
Class B	25	1	49	3	(1,105)	(64)	(1,031)	(60)
Class C	9,535	549	859	50	(12,649)	(737)	(2,255)	(138)
Class F-1	12,577	724	1,080	63	(12,686)	(728)	971	59
Class F-2	11,842	684	851	49	(8,045)	(466)	4,648	267
Total net increase (decrease)	$105,867	6,095	$13,908	805	$(112,460)	(6,534)	$7,315	366

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The Maryland fund and the Virginia fund made purchases of investment securities of $32,608,000 and $50,464,000 and sales of investment securities of $57,988,000 and $75,222,000, respectively, during the year ended July 31, 2014. Short-term securities and U.S. government obligations, if any, were excluded.

26	The American Funds Tax-Exempt Series І

The Tax-Exempt Fund of Maryland

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 7/31/2014	$15.73	$.52	$.23	$.75	$(.52)	$15.96	4.83%	$251	.70%	3.25%
Year ended 7/31/2013	16.51	.51	(.78)	(.27)	(.51)	15.73	(1.73)	274	.67	3.10
Year ended 7/31/2012	15.58	.53	.93	1.46	(.53)	16.51	9.51	304	.67	3.30
Year ended 7/31/2011	15.74	.55	(.16)	.39	(.55)	15.58	2.54	271	.67	3.55
Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313	.67	3.56
Class B:
Year ended 7/31/2014	15.73	.40	.23	.63	(.40)	15.96	4.07	1	1.44	2.52
Year ended 7/31/2013	16.51	.39	(.78)	(.39)	(.39)	15.73	(2.45)	2	1.41	2.36
Year ended 7/31/2012	15.58	.41	.93	1.34	(.41)	16.51	8.71	2	1.40	2.59
Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	2.80
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	2.82
Class C:
Year ended 7/31/2014	15.73	.39	.23	.62	(.39)	15.96	4.01	31	1.49	2.47
Year ended 7/31/2013	16.51	.38	(.78)	(.40)	(.38)	15.73	(2.50)	39	1.46	2.31
Year ended 7/31/2012	15.58	.40	.93	1.33	(.40)	16.51	8.64	41	1.46	2.51
Year ended 7/31/2011	15.74	.42	(.16)	.26	(.42)	15.58	1.74	37	1.47	2.75
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	2.76
Class F-1:
Year ended 7/31/2014	15.73	.50	.23	.73	(.50)	15.96	4.71	16	.82	3.14
Year ended 7/31/2013	16.51	.48	(.78)	(.30)	(.48)	15.73	(1.88)	17	.82	2.96
Year ended 7/31/2012	15.58	.51	.93	1.44	(.51)	16.51	9.40	20	.76	3.20
Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16	.77	3.44
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21	.76	3.47
Class F-2:
Year ended 7/31/2014	15.73	.54	.23	.77	(.54)	15.96	4.97	19	.57	3.38
Year ended 7/31/2013	16.51	.53	(.78)	(.25)	(.53)	15.73	(1.59)	17	.54	3.25
Year ended 7/31/2012	15.58	.56	.93	1.49	(.56)	16.51	9.70	16	.49	3.47
Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12	.47	3.74
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13	.48	3.74

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.

	Year ended July 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	11%	13%	7%	9%	7%

See Notes to Financial Statements

The American Funds Tax-Exempt Series І	27

The Tax-Exempt Fund of Virginia

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 7/31/2014	$16.47	$.53	$.37	$.90	$(.53)	$16.84	5.57%	$361	.67%	3.23%
Year ended 7/31/2013	17.44	.52	(.97)	(.45)	(.52)	16.47	(2.70)	376	.65	2.99
Year ended 7/31/2012	16.47	.56	.97	1.53	(.56)	17.44	9.42	394	.66	3.29
Year ended 7/31/2011	16.65	.58	(.18)	.40	(.58)	16.47	2.47	343	.65	3.53
Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391	.66	3.59
Class B:
Year ended 7/31/2014	16.47	.41	.37	.78	(.41)	16.84	4.80	1	1.41	2.49
Year ended 7/31/2013	17.44	.39	(.97)	(.58)	(.39)	16.47	(3.41)	2	1.39	2.26
Year ended 7/31/2012	16.47	.43	.97	1.40	(.43)	17.44	8.62	3	1.39	2.57
Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	2.77
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	2.84
Class C:
Year ended 7/31/2014	16.47	.40	.37	.77	(.40)	16.84	4.74	35	1.46	2.44
Year ended 7/31/2013	17.44	.38	(.97)	(.59)	(.38)	16.47	(3.45)	38	1.44	2.21
Year ended 7/31/2012	16.47	.42	.97	1.39	(.42)	17.44	8.56	43	1.45	2.50
Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	2.74
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	2.78
Class F-1:
Year ended 7/31/2014	16.47	.51	.37	.88	(.51)	16.84	5.43	23	.80	3.10
Year ended 7/31/2013	17.44	.49	(.97)	(.48)	(.49)	16.47	(2.83)	37	.79	2.86
Year ended 7/31/2012	16.47	.54	.97	1.51	(.54)	17.44	9.30	38	.76	3.18
Year ended 7/31/2011	16.65	.56	(.18)	.38	(.56)	16.47	2.36	28	.76	3.42
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32	.75	3.50
Class F-2:
Year ended 7/31/2014	16.47	.55	.37	.92	(.55)	16.84	5.70	39	.54	3.36
Year ended 7/31/2013	17.44	.54	(.97)	(.43)	(.54)	16.47	(2.57)	29	.52	3.12
Year ended 7/31/2012	16.47	.59	.97	1.56	(.59)	17.44	9.59	26	.50	3.43
Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17	.49	3.69
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14	.50	3.74

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.

	Year ended July 31
	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	12%	15%	9%	10%	12%

See Notes to Financial Statements

28	The American Funds Tax-Exempt Series І

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) at July 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 10, 2014

The American Funds Tax-Exempt Series І	29

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2014, through July 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	The American Funds Tax-Exempt Series І

The Tax-Exempt Fund of Maryland	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,028.96	$3.47	.69%
Class A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B – actual return	1,000.00	1,025.22	7.18	1.43
Class B – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class C – actual return	1,000.00	1,024.98	7.43	1.48
Class C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class F-1 – actual return	1,000.00	1,028.33	4.07	.81
Class F-1 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class F-2 – actual return	1,000.00	1,029.64	2.82	.56
Class F-2 – assumed 5% return	1,000.00	1,022.02	2.81	.56

The Tax-Exempt Fund of Virginia	Beginning account value 2/1/2014	Ending account value 7/31/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,032.83	$3.38	.67%
Class A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B – actual return	1,000.00	1,029.11	7.09	1.41
Class B – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C – actual return	1,000.00	1,028.82	7.34	1.46
Class C – assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 – actual return	1,000.00	1,032.09	4.13	.82
Class F-1 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-2 – actual return	1,000.00	1,033.47	2.72	.54
Class F-2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the Maryland and Virginia funds’ federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amount for its fiscal year ended July 31, 2014:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

The American Funds Tax-Exempt Series І	31

Approval of Investment Advisory and Service Agreement

American Funds Tax-Exempt Series I’s board has approved an Investment Advisory and Service Agreement (the “agreement”) for the trust with Capital Research and Management Company (“CRMC”) for a one-year term through July 31, 2015. The agreement reflects the combination of the services and fees of the funds’ legacy Investment Advisory Agreement and Business Management Agreement and adds an additional advisory fee breakpoint for each fund on net assets over $1 billion, and reduces the percentage of monthly gross income payable to CRMC if monthly gross income exceeds $3,333,333. The board approved the agreement following the recommendation of the trust’s Contracts Committee (the “committee”), which is composed of all of the trust’s independent board members. The board and the committee determined that the funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their consideration of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the funds in light of their objective to provide a high level of current income that is exempt from regular federal and state income taxes. They compared the funds’ investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes, over various periods through January 31, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results. The Board and the Committee reviewed each fund’s investment results measured against each relevant state Barclay Municipal Index and each relevant state Lipper Debt Funds Index and average. Results were mixed relative to the benchmarks and funds included in those indexes and averages. The board and the committee concluded that the funds’ investment results have been satisfactory and CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds to those of other relevant funds. They observed that the funds’ advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Debt Funds state-specific category. The board and the committee also considered the breakpoint discounts in the funds’ advisory fee structure that reduce the level of fees charged by CRMC to the funds as fund assets and income increase, and that the funds and shareholders would benefit from additional breakpoints in the funds’ advisory fee schedules under the agreement. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that the funds’ cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

32	The American Funds Tax-Exempt Series І

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure. The board and the committee concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

The American Funds Tax-Exempt Series І	33

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the funds[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Nariman Farvardin, Ph. D., 58	2010	President, Stevens Institute of Technology; former Senior Vice President for Academic Affairs & Provost, University of Maryland, College Park	3	None
Barbara Hackman Franklin, 74	2007	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting); former U.S. Secretary of Commerce (1992-1993)	3	Aetna, Inc.
R. Clark Hooper, 68	2005	Private investor	72	The Swiss Helvetia Fund, Inc.
James C. Miller III, Ph.D., 72	2000	Senior Advisor, Husch Blackwell LLP (economic, financial and regulatory consulting); former Chairman of the Board, The CapAnalysis Group, LLC (economic, financial and regulatory consulting) (2003-2006); former Director, U.S. Office of Management and Budget (1985-1988)	3	Clean Energy Fuels Corporation
William J. Shaw, 68	2011	Chairman of the Board, Marriott Vacations Worldwide Corporation; former Vice Chairman of the Board and former President and COO, Marriott International, Inc.	3	The Carlyle Group; Marriott Vacations Worldwide Corporation
John Knox Singleton, 66 Chairman of the Board (Independent and Non-Executive)	2004	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.

“Interested” trustee4,5

Name, age and position with funds	Year first elected a trustee or officer of the funds[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Paul F. Roye, 60 Vice Chairman of the Board	2012	Senior Vice President — Fund Business Management Group, Capital Research and Management Company; Chief Legal Officer, Capital Research and Management Company; Director, American Funds Service Company[6]	12	None

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	The American Funds Tax-Exempt Series І

Other officers5

Name, age and position with funds	Year first elected an officer of the funds[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds
Brenda S. Ellerin, 51 President	2013	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Michael W. Stockton, 47 Senior Vice President	1996	Vice President — Fund Business Management Group, Capital Research and Management Company
Donald H. Rolfe, 42 Vice President	2013	Chief Compliance Officer, Capital Research Company;[6] Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Jennifer L. Butler, 48 Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian D. Bullard, 45 Treasurer	2013	Senior Vice President — Investment Operations, Capital Research and Management Company
Karl C. Grauman, 46 Assistant Treasurer	2013	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 63 Assistant Treasurer	2013	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the trust within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the trust serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of his or her affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

The American Funds Tax-Exempt Series І	35

Offices

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-5704

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The American Funds Tax-Exempt Series І

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2014, portfolios of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit No. MFGEARX-970-0914P Litho in USA CS/L/8070-S42831

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive,

Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James C. Miller III, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$89,000
2014	$91,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$8,000
2014	$17,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$24,000
2014	$52,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $34,000 for fiscal year 2013 and $71,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of Maryland®
Investment portfolio
July 31, 2014
Bonds, notes & other debt instruments 91.44% Maryland 80.09% State issuers 43.67%	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	$1,300	$1,312
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	470	483
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,345	2,459
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	245	249
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,034
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	1,195	1,260
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,251
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,561
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,767
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,147
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,364
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	753
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	266
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,204
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	1,015
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	2,215	2,215
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,107
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,057
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,996
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,056
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,418
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021 (preref. 2018)	2,000	2,323
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,550
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023 (preref. 2019)	2,000	2,369
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,619
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,360
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	881
The Tax-Exempt Fund of Maryland — Page 1 of 16

Bonds, notes & other debt instruments Maryland (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	$1,000	$1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,536
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,319
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	786
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,243
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	494
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	2,000	2,053
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,301
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,068
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,803
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,364
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,650
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 4.00% 2034	1,000	988
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	930
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	446
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,593
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030	1,750	1,935
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,500	1,539
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012-A, 4.00% 2038	1,000	958
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012-A, 4.25% 2032	1,000	1,009
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	895	950
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.932% 2038 (put 2017)[1]	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,920
The Tax-Exempt Fund of Maryland — Page 2 of 16

Bonds, notes & other debt instruments Maryland (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	$1,000	$1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue), Series 2012, 5.00% 2047	1,000	1,055
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,849
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,516
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,104
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,657
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	270
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	425
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	373
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	692
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	336
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	166
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	246
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,308
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,277
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,768
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,462
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,175
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,113
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,691
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,355
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,764
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,580
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,169
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,085
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,527
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,928
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,417
		138,870
The Tax-Exempt Fund of Maryland — Page 3 of 16

Bonds, notes & other debt instruments Maryland (continued) City & county issuers 36.42%	Principal amount (000)	Value (000)
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	$500	$582
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	262
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,101
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,206
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,212
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,403
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,398
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,655
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	760
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,096
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,716
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,039
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,243
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,078
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,056
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	1,930	1,991
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	1,312	1,349
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,023
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,511
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,958
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,721
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037[2]	1,775	646
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,323
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,158
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,675
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,221
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,000	1,047
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,500	1,628
Howard County Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,504
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,447
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,068
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,058
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	1,040
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,673
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,611
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,094
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	285	297
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	2,250	2,266
The Tax-Exempt Fund of Maryland — Page 4 of 16

Bonds, notes & other debt instruments Maryland (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	$2,670	$2,672
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,064
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	771
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,356
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,505	3,831
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	975	1,100
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	290	294
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,124
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,485
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,389
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,666
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,660
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,000	1,079
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,430	1,437
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	610	612
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,460	1,467
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,264
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,069
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	497	503
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,534
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	774
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,752
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,620
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,042
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,184
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,548	3,558
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,610
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,733
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,041
		115,807
The Tax-Exempt Fund of Maryland — Page 5 of 16

Bonds, notes & other debt instruments District of Columbia 1.45%	Principal amount (000)	Value (000)
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	$2,000	$2,315
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,302
		4,617
Guam 2.92%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,250	1,403
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	569
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	633
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	558
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,685
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	896
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,083
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	541
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,921
		9,289
Puerto Rico 6.46%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,500	1,710
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	750	529
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	500	244
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.677% 2029[1]	1,500	1,058
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	249
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	500	449
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	808
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,050	1,069
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,095	869
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	195
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,369
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,272
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	60
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	750	532
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,000	902
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	616
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,152
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	279
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	379
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	802
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,000	594
		20,527
The Tax-Exempt Fund of Maryland — Page 6 of 16

Bonds, notes & other debt instruments Virgin Islands 0.52%	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	$500	$559
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2013-A, 5.00% 2018	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	500	537
		1,657
Total bonds, notes & other debt instruments (cost: $279,254,000)		290,767
Short-term securities 6.86%
Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 0.04% 2043[1]	500	500
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B, JPMorgan Chase LOC, 0.07% 2035[1]	5,300	5,300
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.05% 2041[1]	8,070	8,070
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.05% 2026[1]	2,850	2,850
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.06% 2026[1]	5,105	5,105
Total short-term securities (cost: $21,825,000)		21,825
Total investment securities 98.30% (cost: $301,079,000)		312,592
Other assets less liabilities 1.70%		5,402
Net assets 100.00%		317,994
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Scheduled interest and/or principal payment was not received.
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
The Tax-Exempt Fund of Maryland — Page 7 of 16

The Tax-Exempt Fund of Virginia®
Investment portfolio
July 31, 2014
Bonds, notes & other debt instruments 89.60% Virginia 74.42% State issuers 26.83%	Principal amount (000)	Value (000)
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$1,000	$1,199
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,128
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,389
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,260
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	680	746
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016 (escrowed to maturity)	5	5
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	990	1,141
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	10	12
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,480	2,786
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	20	23
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,160
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,314
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,621
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,104
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,484
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,157
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,857
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,190
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,752
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,395
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,286
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,028
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,046
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,027
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	765	766
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,064
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,212
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,051
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,049
The Tax-Exempt Fund of Virginia — Page 8 of 16

Bonds, notes & other debt instruments Virginia (continued) State issuers (continued)	Principal amount (000)	Value (000)
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	$2,000	$2,343
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,289
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018 (preref. 2015)	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,219
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,081
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,138
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,138
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,178
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	928
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,177
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,343
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	1,000	1,188
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,331
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,154
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,149
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	2,954
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,830
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,698
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,034
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,738
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,726
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	1,790	1,970
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017 (preref. 2016)	315	348
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,770
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	970	1,099
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	30	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,134
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,119
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,191
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,415	1,680
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	35	43
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,207
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020	830	954
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	25	29
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023	2,110	2,417
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	60	70
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,164
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,296
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,137
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	5,000	5,392
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	1,440	1,500
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,091
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	4,755	3,172
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,082
The Tax-Exempt Fund of Virginia — Page 9 of 16

Bonds, notes & other debt instruments Virginia (continued) State issuers (continued)	Principal amount (000)	Value (000)
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty Municipal insured, 5.15% 2020	$1,000	$1,162
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023 (preref. 2015)	2,015	2,105
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,159
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,357
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,414
		123,153
City & county issuers 47.59%
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,668
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,225
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,932
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,911
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	690
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	711
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	1,525	1,569
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,066
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,676
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,852
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,122
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	2,000	2,299
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,416
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,143
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	541
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,141
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,988
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,176
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	1,805	1,966
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,113
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,101
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 2026	1,000	971
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,194
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,083
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	586
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	586
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,893
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	1,145	1,124
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2047	985	933
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,474
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,664
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	1,021
The Tax-Exempt Fund of Virginia — Page 10 of 16

Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	$1,850	$1,888
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,089
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	920
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,168
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,101
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	1,250	1,267
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	756
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,283
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,250
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,027
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	1,000	1,074
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,548
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,179
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,072
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,647
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,200
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,671
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,657
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.875% 2033 (put 2019)	3,000	3,034
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028 (preref. 2015)	2,615	2,700
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024 (preref. 2016)	3,795	4,114
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	2,060
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,000	2,052
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,547
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,694
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,338
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	2,000	2,156
The Tax-Exempt Fund of Virginia — Page 11 of 16

Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	$1,000	$1,110
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,117
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,336
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,663
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,834
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,137
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,798
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,494
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,168
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,186
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,927
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,120
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,177
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	1,963
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	610
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,379
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,132
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,217
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,184
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,164
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,212
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	288	289
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,005
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	1,009
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 0.625% 2027 (put 2015)	1,000	1,001
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	439
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	7,008
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,250	2,154
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,041
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,108
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,004
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,960
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029	1,155	1,271
The Tax-Exempt Fund of Virginia — Page 12 of 16

Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	$1,170	$1,236
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,057
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	505
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020	985	1,141
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038	985	1,055
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,415
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,357
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,014
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,004
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,003
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,010
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	975
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,023
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,067
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,652
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,341
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,071
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	548
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	1,000	1,172
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,177
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,439
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,179	1,446
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,262
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,083
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,160
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,108
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,537
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	917	928
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,256
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,031
The Tax-Exempt Fund of Virginia — Page 13 of 16

Bonds, notes & other debt instruments Virginia (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	$870	$908
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,600	1,670
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	2,369	2,391
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,323
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,389
		218,496
District of Columbia 6.31%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,954
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,251
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,228
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,315
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,151
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,048
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,975
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019 (preref. 2014)	1,000	1,008
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,145
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,147
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,403
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,113
		28,977
Guam 2.98%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,750	1,964
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,706
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,689
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	558
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,685
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	902
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	541
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,109
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	1,000	1,076
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,250	2,470
		13,700
The Tax-Exempt Fund of Virginia — Page 14 of 16

Bonds, notes & other debt instruments Puerto Rico 5.20%	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	$2,000	$1,889
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,000	754
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	746
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	500	342
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	684
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	750	529
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	750	366
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	249
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	750	673
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	808
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,225	1,247
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	250	232
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,100	873
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	391
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	3,038
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,846
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	750	532
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,000	902
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	380
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,152
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,465	1,778
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	706
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	700
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	379
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	762
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	310
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,000	594
		23,862
Virgin Islands 0.69%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	559
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017 (preref. 2014)	750	757
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018 (preref. 2014)	500	504
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2013-A, 5.00% 2018	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	750	806
		3,187
Total bonds, notes & other debt instruments (cost: $392,861,000)		411,375
The Tax-Exempt Fund of Virginia — Page 15 of 16

Short-term securities 8.05%	Principal amount (000)	Value (000)
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.05% 2026[2]	$3,200	$3,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.05% 2026[2]	8,265	8,265
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.05% 2036[2]	13,900	13,900
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.07% 2026[2]	2,200	2,200
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 0.04% 2038[2]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.06% 2035[2]	1,040	1,040
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 0.06% 2016[2]	1,500	1,500
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 0.07% 2030[2]	1,840	1,840
Total short-term securities (cost: $36,945,000)		36,945
Total investment securities 97.65% (cost: $429,806,000)		448,320
Other assets less liabilities 2.35%		10,768
Net assets 100.00%		$459,088
[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-970-0914O-S42262	The Tax-Exempt Fund of Virginia — Page 16 of 16

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) at July 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

September 10, 2014

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 30, 2014